Details of Significant Accounts - Accounts receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jan. 01, 2022
Details of Significant Accounts
Accounts receivable	$ 7,641	$ 7,756	$ 6,568